NOTE 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Annual Report)	12 Months Ended
Dec. 31, 2012
Annual Report
NOTE 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements are prepared on the basis of accounting principles generally accepted in the United States of America. Company is currently working on its new operating platform. The Company does not have employees, rather contracts with legal and other professional service providers.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents consist of a checking account that which is held in one depository institution. The Company considers all highly liquid instruments with original maturities of three months or less to be cash equivalents. The carrying value of cash equivalents approximates fair value because of the short mature of theses instruments.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash deposited in financial institutions that exceed the federally insured limits. At both December 31, 2012 and 2011, the Company did not exceed the federally insured limit at any institution.

Income Taxes

The company elected to be taxed as a partnership and therefore the Company is a pass-through entity and the tax is paid by the individual members.

On June 6, 2013 the Company converted from a limited liability corporation to a c corporation for tax purposes.